Benefit Plans and Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 20, 2021 USD ($) shares	Sep. 16, 2021 shares	Sep. 17, 2020 shares	Oct. 07, 2019 shares	Jun. 20, 2019 shares	Nov. 01, 2005 USD ($)	Mar. 27, 2022 USD ($) shares	Mar. 27, 2022 CAD ($) shares	Mar. 26, 2022 USD ($) $ / shares shares	Mar. 27, 2021 USD ($) $ / shares shares	Mar. 28, 2020 USD ($) shares	Jan. 19, 2022 shares	Mar. 26, 2021 shares	Mar. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									257,000	395,147	704,818			741,060
Compensation expense | $									$ 800,000
Weighted average exercise, Warrants										3.49%
Warrants and rights outstanding expire date										Aug. 20, 2022
Additional compensation expense | $						$ 0
Class of warrants or rights exercised during period shares							48,823	48,823
Proceeds from warrant exercises							$ 163,000,000	$ 210,000
Modification of certain awards from cash settled to equity settled | $									$ 5,495,000
Class A Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right oustanding warrants exercisable during period, shares									202,661	251,484	382,693
Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for recognized expenses | $									$ 0	$ 0	$ 26,000,000,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance										1,796,088
Amended Birks Employee Stock Option Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares									$ 1.05
Options granted									0	0	2,818
Stock Compensation Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description									Birks ESOP
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									125,000	68,000
Share based compensation arrangement closing stock price | $ / shares									$ 5.12	$ 3.62
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ 1,500,000	$ 3,000,000	$ 0
Share based compensation arrangement closing stock price | $ / shares										$ 3.62
Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted									61,470	223,878	244,844
Number of shares outstanding									0	689,012	465,134			257,005
Share based compensation arrangement fair value of cash settled based on intrinsic value | $									$ 0	$ 3,100,000
Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding									750,482	0
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $										$ 300,000	$ 0
Units granted										375,000
Number of shares outstanding									50,000	375,000	0			102,000
Share based compensation arrangement fair value of cash settled based on intrinsic value | $									$ 200,000	$ 300,000
Share based compensation arrangement weighted average remaining contractual life									1 year 2 months 12 days
Modification of certain awards from cash settled to equity settled | $	$ 900,000
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards	325,000
Equity Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ 200,000	$ 0	$ 0
Number of shares outstanding									325,000	0
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									122,000
Exercise price | $ / shares									$ 1.43
Expiration period									10 years
Total compensation cost for recognized expenses | $									$ 0	$ 0	$ 21,000
Shares reserved for issuance										1,000,000		1,500,000	1,000,000
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of units excercised other than options											36,715
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards									0	0
Omnibus LTIP [Member] | Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted		61,470	223,878	157,890	86,954
Number of shares outstanding									0	689,012
Modification of certain awards from cash settled to equity settled | $	$ 4,600,000
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards	750,482
Omnibus LTIP [Member] | Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding									750,482	0
Omnibus LTIP [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted			375,000
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares									$ 1.12
Options outstanding									135,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability | $									$ 300,000	$ 300,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable									46,000
Percentage of Outstanding Stock Options Fully Vested									100.00%
Share based compensation grants in period gross									0	0	0